Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

T-Mobile USA, Inc. (the “Company”)

RBC Capital Markets, LLC

(together, the “Specified Parties”)

Re: T-Mobile US Trust 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ABSS_STAT_Data_20240103.txt” (the “Data File”), provided by the Company on January 10, 2024, containing information on 1,286,084 equipment installment plan sales contracts (the “Receivables”) as of January 3, 2024 (the “Cutoff Date”), which we were informed are representative of the Receivables intended to be included as collateral in the offering by T-Mobile US Trust 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of Original Tenure months were within $1.00, 0.1%, and 1 month, respectively.

•

The term “EIP Contract” means the equipment installment plan (“EIP”) sales contract provided by the Company for each Selected Receivable (defined below). The EIP Contract was represented by the Company to be either the original EIP Contract, a copy of the original EIP Contract, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the EIP Contract or the execution of the EIP Contract by the signor.

•

The term “Account Information Schedule” means two electronic data files entitled “STATPOOL_Samples_CHANNEL_INSURANCE_LAST_PAYMENT_METHOD_20240103” and “STATPOOL_Samples_Supporting_File_20240103.xlsx,” provided by the Company on January 10, 2024, and January 19, 2024, respectively, containing information on account type, account start date, state, account receivable, sales channel, last payment method, insurance indicator, and first payment for each Selected Receivable.

•

The term “FICO Schedule” means an electronic data file entitled “STATPOOL_Samples_FICO_20240103.xlsx,” provided by the Company on January 10, 2024, containing credit report scores for each Selected Receivable.

•

The term “EIP Start Date Schedule” means an electronic data file entitled “STATPOOL_Samples_Origination_Date_Support_20240103.xlsx,” provided by the Company on January 18, 2024, containing information on EIP start date for each Selected Receivable.

•

The term “Multi-Equipment Schedule” means an electronic data file entitled “STATPOOL_Samples_Multiple_Device_Tracing_DownPayment_20240103.xlsx,” provided by the Company on January 18, 2024, containing information on total financed amount, down payment and monthly payment amounts for Selected Receivables related to multiple equipment.

•	The term “Source Documents” means the EIP Contract, Account Information Schedule, FICO Schedule, EIP Start Date Schedule, and Multi-Equipment Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 250 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Selected Receivables we were instructed to randomly select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Equipment Identifier (EIP_EQUIP_ID)	EIP Contract

Account Type (ACCT_TYP_CD)	Account Information Schedule

Account Start Date (STRT_SRVC_DT)	Account Information Schedule

State (STATE_CD)	Account Information Schedule

Account Receivable (AR_BALANCE)	Account Information Schedule

Sales Channel (CHANNEL)	Account Information Schedule

Last Payment Method (LATEST_PYMT_MTHD)	Account Information Schedule

Attribute	Provided Information

Insurance Indicator (INSURANCE_SOC)	Account Information Schedule

First Payment Made (FIRST_PYMT_MADE)	Account Information Schedule, Instructions

FICO Score (FICO_SCORE)	FICO Schedule

EIP Start Date (PLAN_STRT_DT)	EIP Contract, EIP Start Date Schedule, Instructions

Financed Amount (FA)	EIP Contract, Instructions

Total Financed Amount (TFA)	EIP Contract, Multi-Equipment Schedule, Instructions

Monthly Payment (MNTHLY_PYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Down Payment (DPYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Original Tenure (CAL_MTH_TENURE)	Instructions

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 29, 2024

Exhibit A

Instructions

Number	Attribute(s)	Instructions
1.	First Payment Made (FIRST_PYMT_MADE)	For Selected Receivables for which First Payment Made is not included in the Account Information Schedule, consider the attribute to be in agreement if Data File value is 0.

2.	EIP Start Date (PLAN_STRT_DT)	For Selected Receivables for which the Data File value does not agree with the EIP Contract, use EIP Start Date Schedule as Provided Information.

3.	Financed Amount (FA)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, recompute as the difference between Total Financed Amount and Down Payment.

4.	Total Financed Amount (TFA), Monthly Payment (MNTHLY_PYMT), Down Payment (DPYMT)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, consider Multi-Equipment Schedule as Provided Information.

5.	Original Tenure (CAL_MTH_TENURE)	Recompute as the difference (in months) between Account Start Date and EIP Start Date. Consider the attribute to be in agreement if the result is within 1 month of Data File value.

A-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
1	110100***	43	109021***	85	108505***
2	108854***	44	110067***	86	109342***
3	106658***	45	106331***	87	109835***
4	108977***	46	108900***	88	108744***
5	109247***	47	107749***	89	109131***
6	104523***	48	108469***	90	105199***
7	109810***	49	109256***	91	110090***
8	109867***	50	110125***	92	109960***
9	108879***	51	109999***	93	108615***
10	108756***	52	109155***	94	109780***
11	110017***	53	108307***	95	110027***
12	109342***	54	109118***	96	109419***
13	107958***	55	109419***	97	107977***
14	105143***	56	108994***	98	109535***
15	105077***	57	108187***	99	109662***
16	109907***	58	109665***	100	110019***
17	109727***	59	109764***	101	109782***
18	109732***	60	108171***	102	109720***
19	104700***	61	110037***	103	108047***
20	109022***	62	107840***	104	110047***
21	109576***	63	108736***	105	109460***
22	107398***	64	109893***	106	109667***
23	104889***	65	108408***	107	108246***
24	104695***	66	108664***	108	109863***
25	108077***	67	109095***	109	109524***
26	109251***	68	109903***	110	109863***
27	109071***	69	107858***	111	108172***
28	109711***	70	105131***	112	108658***
29	104304***	71	109349***	113	109209***
30	109471***	72	109980***	114	109877***
31	109900***	73	108284***	115	104404***
32	108820***	74	108680***	116	109941***
33	109665***	75	104862***	117	109858***
34	109711***	76	109373***	118	108857***
35	107216***	77	108864***	119	108909***
36	110052***	78	109667***	120	110143***
37	108500***	79	108308***	121	105308***
38	110022***	80	109167***	122	110115***
39	109170***	81	109214***	123	107791***
40	109700***	82	104738***	124	109253***
41	109974***	83	109674***	125	108882***
42	108068***	84	109343***	126	109429***

B-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
127	108516***	169	110143***	211	105059***
128	109005***	170	110219***	212	109573***
129	109254***	171	108952***	213	109187***
130	110012***	172	109022***	214	109024***
131	109944***	173	108069***	215	109891***
132	110050***	174	109586***	216	108940***
133	108858***	175	110175***	217	110175***
134	109258***	176	109062***	218	107160***
135	104520***	177	109844***	219	108192***
136	104956***	178	109439***	220	109077***
137	108722***	179	109678***	221	107642***
138	105284***	180	109710***	222	107765***
139	107497***	181	109879***	223	109925***
140	109042***	182	105909***	224	109672***
141	109759***	183	108622***	225	107662***
142	109906***	184	104235***	226	106135***
143	106471***	185	109934***	227	107751***
144	110143***	186	109677***	228	109624***
145	109728***	187	109308***	229	108310***
146	110185***	188	110203***	230	109984***
147	109615***	189	109070***	231	108917***
148	110036***	190	109118***	232	108554***
149	108678***	191	110198***	233	109504***
150	109625***	192	108812***	234	108960***
151	109622***	193	105258***	235	109670***
152	108780***	194	109205***	236	110257***
153	108494***	195	106643***	237	109898***
154	110019***	196	109743***	238	109099***
155	109706***	197	109091***	239	109950***
156	106260***	198	110036***	240	108269***
157	110210***	199	109404***	241	108916***
158	107193***	200	109916***	242	107435***
159	106808***	201	107258***	243	109755***
160	105328***	202	108959***	244	108768***
161	109357***	203	107244***	245	106473***
162	110101***	204	108179***	246	108072***
163	109288***	205	108461***	247	110155***
164	108920***	206	105431***	248	107083***
165	109359***	207	107722***	249	109062***
166	110010***	208	109309***	250	109367***
167	109099***	209	109709***
168	108011***	210	107659***

B-2